Warrant Liabilities (Details) - Schedule of warrant liability - USD ($) $ in Thousands	Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of warrant liability [Abstract]
Public warrants	$ 16,000
Private warrants	7,112	[1]	[1]	[1]
Warrant liability	$ 23,112		[2]	[2]

[1]	Private warrants include 2,875,000 held by the former SPAC sponsors deposited in an escrow account.
[2]	Refer to Note 2.4